Note 8 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing fees, accumulated amortization	$ 8,018	$ 6,363